CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities	¥ 4,461,445	¥ 4,340,314
Ordinary shares, shares authorized (in shares)	10,000,000,000	1,312,839,230
Ordinary shares, shares issued (in shares)	880,659,899	49,318,860
Ordinary shares, shares outstanding (in shares)	880,659,899	49,318,860
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary
Current liabilities | ¥	¥ 261,226	¥ 407,809
Series A convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		50,000,000
Convertible redeemable preferred shares, shares issued (in shares)		50,000,000
Convertible redeemable preferred shares, shares outstanding (in shares)		50,000,000
Series A-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		4,910,890
Convertible redeemable preferred shares, shares issued (in shares)		4,910,890
Convertible redeemable preferred shares, shares outstanding (in shares)		4,910,890
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		70,602,630
Convertible redeemable preferred shares, shares issued (in shares)		70,602,630
Convertible redeemable preferred shares, shares outstanding (in shares)		70,602,630
Series C convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		97,267,680
Convertible redeemable preferred shares, shares issued (in shares)		97,267,680
Convertible redeemable preferred shares, shares outstanding (in shares)		97,267,680
Series D convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		159,355,150
Convertible redeemable preferred shares, shares issued (in shares)		159,355,150
Convertible redeemable preferred shares, shares outstanding (in shares)		159,355,150
Series E convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		89,477,490
Convertible redeemable preferred shares, shares issued (in shares)		89,477,490
Convertible redeemable preferred shares, shares outstanding (in shares)		89,477,490
Series F convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		85,162,200
Convertible redeemable preferred shares, shares issued (in shares)		85,162,200
Convertible redeemable preferred shares, shares outstanding (in shares)		85,162,200
Series G convertible redeemable preferred shares
Convertible redeemable preferred shares, shares authorized (in shares)		130,384,730
Convertible redeemable preferred shares, shares issued (in shares)		130,384,730
Convertible redeemable preferred shares, shares outstanding (in shares)		130,384,730
Class A ordinary shares
Ordinary shares, shares issued (in shares)	839,850,038
Ordinary shares, shares outstanding (in shares)	839,850,038
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861